Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
INCOME TAXES

12. INCOME TAXES

The Company and its subsidiaries file tax returns separately.

Income taxes

Cayman Islands: under the current laws of the Cayman Islands, the Company and its subsidiaries in the Cayman Islands are not subject to taxes on their income and capital gains.

Hong Kong: in accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. In March 2018, the Hong Kong Government introduced a two-tiered profit tax rate regime by enacting the Inland Revenue (Amendment) (No.3) Ordinance 2018 (the "Ordinance"). Under the two-tiered profits tax rate regime, the first $2 million of assessable profits of qualifying corporations is taxed at 8.25% and the remaining assessable profits at 16.5%. The Ordinance is effective from the year of assessment 2018-2019. According to the policy, if no election has been made, the whole of the taxpaying entity's assessable profits will be chargeable to Profits Tax at the rate of 16.5% or 15%, as applicable. Because the preferential tax treatment is not elected by the Group, all the subsidiaries registered in Hong Kong are subject to income tax at a rate of 16.5%. The subsidiaries registered in Hong Kong did not have assessable profits that were derived Hong Kong during the year ended December 31, 2018 and the period March 1, 2017 through December 31, 2017. Therefore, no Hong Kong profit tax has been provided for in the periods presented.

Macao: Taxpayers in Macao are divided into Group A and Group B, Group A taxpayers are companies that have maintained proper accounting books and records, with capital of MOP1,000,000 and above or average assessed annual taxable profits in the past three years of more than MOP500,000, those who do not meet the criteria of Group A taxpayers are assigned to Group B. Group B taxpayers are assessed by the Macao Finance Bureau on a deemed profit basis, and Group B taxpayers are unable to carry forward tax losses. The capital of the subsidiary in Macao is MOP100,000 and it is assigned to Group B taxpayer. The tax loss of subsidiary in Macao cannot be utilized.

United Kingdom: in accordance with the relevant tax laws and regulations of United Kingdom, a company registered in the United Kingdom is subject to income taxes within United Kingdom at the applicable tax rate on taxable income. All the United Kingdom subsidiaries that are not entitled to any tax holiday were subject to income tax at a rate of 19%. The subsidiary in United Kingdom did not have assessable profits that were derived United Kingdom during the year ended December 31, 2018 and the period March 1, 2017 through December 31, 2017. Therefore, no United Kingdom profit tax has been provided for in the periods presented.

The components of the provision for income taxes expenses are:

	Year ended December 31, 2018	March 1, 2017 through December 31, 2017

Current	$-	$-
Deferred	-	-
Total income taxes expense	$-	$-

The reconciliation of income taxes expenses computed at the Hong Kong statutory tax rate applicable to income tax expense is as follows:

	Year ended December 31, 2018	March 1, 2017 through December 31, 2017

Net loss before tax	$(15,134,485)	$(2,561,507)

Provision for income taxes at Hong Kong statutory income tax rate (16.5%)	(2,497,190)	(422,649)
Impact of different tax rates in other jurisdictions	(3,066)	-
Non-taxable income	(95,018)	-
Non-deductible expenses	540,893	-
Prior year tax effect	-	(576,970)
Change in valuation allowance	2,054,381	999,619
Effective income tax expense	$-	$-

Deferred tax asset, net

Deferred tax assets and deferred tax liabilities reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purpose and the tax bases used for income tax purpose. The following represents the tax effect of each major type of temporary difference.

	December 31, 2018	December 31, 2017
Deferred tax asset:
Tax loss carry forward	$3,499,428	$1,249,900
Deferred tax liability:
Depreciation and amortization	(445,428)	(250,281)
Net deferred tax assets before valuation allowance	3,054,000	999,619
Valuation allowance	(3,054,000)	(999,619)
Deferred tax asset, net	$-	$-

As of December 31, 2018 and 2017, the Group had net operating loss carry-forwards of $21,191,279 and $7,575,154, respectively, including its Hong Kong and United Kingdom operations, which are available to reduce future taxable income; and all of these losses can be carried forward indefinitely.

Valuation allowance was provided against deferred tax assets in entities where it was determined, it was more likely than not that the benefits of the deferred tax assets will not be realized. The Group had deferred tax assets which consisted of tax loss carry forward, which can be carried forward to offset future taxable income. The Group maintains a full valuation allowance on its net deferred tax assets. The management determines it is more likely than not that all of its deferred tax assets will not be utilized. The valuation allowance increased by $2,054,381 and $999,619, respectively, for the year ended December 31, 2018 and the period March 1, 2017 through December 31, 2017.

During the preparation of the Group's financial statements for the year ended December 31, 2018, the Group made adjustments to the previously issued consolidated financial statements included in Form F-1 filed with the SEC related to: 1) deferred tax assets and valuation allowance; and 2) deferred tax liabilities, due to that the Cayman Islands subsidiaries which are registered as non-Hong Kong companies in Hong Kong may subject to income taxes within Hong Kong at the applicable tax rate on taxable income. The Company evaluated the materiality of this adjustment and concluded that its impact was not material on its financial statements taken as a whole and did not affect the March 1, 2017 and December 31, 2017 balance sheets, statements of operations, stockholder's equity and cash flows for the periods ended March 1, 2017 and December 31, 2017. The Company elected to adjust the balances in the following tables.

The reconciliation of income taxes expenses computed at the Hong Kong statutory tax rate applicable to income tax expense is as follows:

	March 1, 2017 through December 31, 2017
	As previously reported	Adjustments	As adjusted
	(audited)

Net loss before tax	(2,561,507)	-	(2,561,507)

Provision for income taxes at Hong Kong statutory income tax rate (16.5%)	(422,649)	-	(422,649)
Previous year tax effect	-	(576,970)	(576,970)
Impact of different tax rates in other jurisdictions	393,217	(393,217)	-
Changes in valuation allowance	29,432	970,187	999,619
Effective income tax expense	-	-	-

Deferred tax asset, net

	December 31, 2017
	As previously reported	Adjustments	As adjusted
	(audited)
Deferred tax asset:
Tax loss carry forward	29,432	1,220,468	1,249,900
Deferred tax liability
Depreciation and amortization	-	(250,281)	(250,281)
Net deferred tax assets before valuation allowance	29,432	970,187	999,619
Valuation allowance	(29,432)	(970,187)	(999,619)

Deferred tax asset, net	-	-	-